Tax - Movement of deferred tax assets and liabilities commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 2,694	$ 4,540	$ 4,291
Period for majority recovery of deferred tax assets (liabilities)	5 years
Management's approved financial forecast period	5 years
Deferred tax remeasurement due to US federal tax rate reduction	$ 1,288
Tax effect to other comprehensive income of deferred tax remeasurement due to foreign tax rate change	$ 300
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	19.25%	20.00%	20.25%
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 18,100	$ 18,200
Unused tax losses for which no deferred tax asset recognised	12,300
Temporary differences relcated to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	12,100	10,600
Temporary Differences From Investments In Subsidiaries And Branches [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	(800)	(700)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 3,200	4,800
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	35.00%
United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 1,000
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	7 years
Top of range | United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	16 years
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	6 years
Bottom of range | United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	19 years
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 4,800	4,900
Expiration Within 10 Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 800	$ 1,000